Nature of Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Nature of Operations [Abstract]
Net loss for the period	$ (5,823)	$ (4,799)
Accumulated deficit	(130,662)		$ (124,839)
Cash flows from operating activities	(5,382)	$ (3,607)
Cash and cash equivalent	$ 2,559